Leases (Details) - ARS ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Future minimum proceeds generated from non-cancellable operating leases	$ 118,887	$ 103,343	$ 107,839
More Than 5 Years [Member]
Statement [Line Items]
Future minimum proceeds generated from non-cancellable operating leases	29,048	14,196	30,016
Later Than 1 Year And Not Later Than 5 Years [Member]
Statement [Line Items]
Future minimum proceeds generated from non-cancellable operating leases	36,265	40,747	51,178
No Later Than 1 Year [Member]
Statement [Line Items]
Future minimum proceeds generated from non-cancellable operating leases	$ 53,574	$ 48,400	$ 26,645